[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21926
MORGAN STANLEY CHINA A SHARE FUND, INC.
(Exact name of registrant as specified in charter) CIK: 0001368493
522 FIFTH AVENUE, NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 522 FIFTH AVENUE, NEW YORK, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley China A Share Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
COMMON STOCKS (99.1%)
(Unless Otherwise Noted)
Airlines (6.2%)
Air China Ltd.	20,631,947	64,842
Beverages (1.1%)
Kweichow Moutai Co., Ltd.	573,938	11,505
Commercial Banks (17.2%)
Bank of China Ltd.	29,732,000	23,489
China Merchants Bank Co., Ltd.	13,190,296	67,251
Huaxia Bank Co., Ltd.	14,344,819	37,820
Shanghai Pudong Development Bank	7,180,287	50,221
		178,781
Electrical Equipment (0.9%)
Neo-Neon Holdings Ltd.	(a)6,970,000	9,056
Machinery (13.4%)
China International Containers Co., Ltd.	5,123,918	11,007
China State Shipbuilding Co., Ltd.	786,934	28,725
Guangxi Liugong Machinery	6,075,000	31,969
Shanghai Zhenhua Port Machinery Co.	6,667,600	26,631
Zhengzhou Yutong Bus Co.	8,899,288	40,252
		138,584
Marine (6.3%)
China COSCO Holdings Co., Ltd.	20,898,000	65,324
Metals & Mining (19.8%)
Angang Steel Co., Ltd.	5,274,392	25,296
Baoshan Iron & Steel Co., Ltd.	8,467,400	20,520
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd.	10,260,456	77,096
Maanshan Iron & Steel	20,366,616	36,467
Wuhan Iron & Steel Co., Ltd.	19,414,675	45,704
		205,083
Oil, Gas & Consumable Fuels (17.6%)
Anhui Hengyuan Coal Industry & Electricity Power Co., Ltd.,	4,620,082	34,979
China Coal Energy Co.	(a)12,464,000	37,037
China Shenhua Energy Co.	1,633,000	9,810
Henan Shen Huo Coal Industry & Electricity Power Co., Ltd.	4,734,912	41,514
Shanxi Xishan Coal And Electricity Power Co., Ltd.	6,212,000	59,165
		182,505
Real Estate (3.6%)
China Merchants Property Development Co., Ltd.	3,454,908	36,362
Sino-Ocean Land Holdings Ltd.	(a)887,000	1,255
		37,617
Road & Rail (4.3%)
Daqin Railway Co., Ltd.	13,042,000	44,255
Specialty Retail (2.0%)
GOME Electrical Appliances Holdings Ltd.	10,435,000	20,484
Transportation Infrastructure (6.7%)
Guangzhou Baiyun International Airport Co., Ltd.	8,393,618	21,258
Jiangxi Ganyue Expressway Co., Ltd.	9,992,999	24,323
Shenzhen Chiwan Wharf Holdings Ltd.	6,163,974	24,496
		70,077

TOTAL COMMON STOCKS (Cost $351,978)		1,028,113
	Face
	Amount
	(000)
CORPORATE BOND (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Anhui Hengyuan Coal Industry & Electricity Power Co., Ltd.,
1.50%, 9/24/12	$ (b)4,620	615
	Shares
SHORT-TERM INVESTMENT (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $4,948)	(c)4,947,643	4,948
TOTAL INVESTMENTS + (99.6%) (Cost $356,926)		1,033,676
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		3,756
NET ASSETS (100%)		$1,037,432

(a)	Non-income producing security.
(b)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $2,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as interest from affiliates and totaled $93,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $51,103,000 and $46,155,000, respectively.

+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $356,926,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $676,750,000 of which $677,890,000 related to appreciated securities and $1,140,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley China A Share Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 20, 2007